Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion and Analysis for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(4)	Adjusted EBITDA(5) (in millions)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
2025	$5,149,264	$15,229,672	$1,246,860	$1,805,074	641	283	$63.0	$126.5
2024	$3,491,248	$8,600,698	$1,164,732	$2,928,031	320	171	$42.0	$102.9
2023	$2,971,390	$3,924,838	$1,166,169	$1,577,113	165	115	$12.3	$64.2
2022	$1,886,283	$1,961,507	$923,812	$947,008	107	90	$25.8	$60.2
2021	$2,215,714	$2,173,748	$871,976	$858,443	133	102	$14.6	$34.2

(1)	2025 Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP, calculated in accordance with Item 402(v) of Regulation S-K, include:

	2025		2024		2023		2022		2021
	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average	CEO	Non-CEO NEOS (Average)
Summary Compensation Table Total	$5,149,264	$1,246,860	$3,491,248	$1,164,732	$2,971,390	$1,166,169	$1,886,283	$923,812	$2,215,714	$871,976
(Minus): Grant date values reported in the Summary Compensation Table	$(3,506,070)	$(603,128)	$(2,085,201)	$(507,214)	$(1,500,000)	$(400,000)	$(955,000)	$(298,250)	$(1,191,989)	$(254,296)
Plus: Year-end fair value of unvested awards granted during the year	$4,380,905	$754,580	$2,853,988	$694,217	$2,045,524	$699,145	$1,208,083	$362,738	$1,295,473	$276,531
Plus (Minus): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$7,573,737	$424,935	$3,648,001	$1,401,934	$230,191	$64,260	$(241,915)	$(56,408)	$(263,982)	$(58,941)
Plus (Minus): Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested during the year	$1,631,836	$(18,173)	$692,663	$174,363	$177,732	$47,538	$64,056	$15,117	$118,532	$23,173
Total Adjustments for Equity Awards	$10,080,408	$558,214	$5,109,450	$1,763,300	$953,448	$410,943	$75,224	$23,197	$(41,966)	$(13,532)
Compensation Actually Paid (as calculated)	$15,229,672	$1,805,074	$8,600,698	$2,928,031	$3,924,838	$1,577,113	$1,961,507	$947,008	$2,173,748	$858,443

Amounts reported in this column represent the “compensation actually paid” to Mr. Grant and the non-CEO NEOs based on the total compensation reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. The numbers in 2024 and 2023 have been revised from the numbers previously reported in last year’s “Pay versus Performance Table” to correct an administrative error.
(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:
2025: Bruce Schuman, Sherrell E. Smith, Christopher E. Kevane, Todd A. Hitchcock, Christine C. Kline and Troy R. Anderson
2024 and 2023: Troy R. Anderson, Sherrell E. Smith, Christopher E. Kevane, and Todd A. Hitchcock
2022: Troy R. Anderson, Sherrell E. Smith, Christopher E. Kevane, and Bartley H. Fesperman
2021: Troy R. Anderson, Sherrell E. Smith, Lori B. Smith, and Todd A. Hitchcock
(3)
The peer group selected by the Company for purposes of the TSR benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The peer group consists of Adtalem Global Education, Inc.; American Public Education, Inc.; Legacy Education, Inc.; Lincoln Education Services Corporation; Perdoceo Education Corporation; and Strategic Education, Inc. Legacy Education, Inc. was added to the peer group for fiscal year 2025 and went public on September 26, 2024. Excluding Legacy Education, the prior peer group’s total shareholder return for the period ending September 30, 2024 and September 30, 2025 would also have been $171 and $283, respectively.

(4)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.
(5)
In the Company’s assessment, adjusted EBITDA is the financial performance measure that is the most important financial performance measure used by the Company in 2025 to link compensation actually paid to performance. Adjusted EBITDA is calculated in a manner consistent with the definition we use when reporting our financial results. See Exhibit 99.1 to our Current Report on Form 8-K, filed with the SEC on November 19, 2025.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote
Amounts reported in this column represent the “compensation actually paid” to Mr. Grant and the non-CEO NEOs based on the total compensation reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. The numbers in 2024 and 2023 have been revised from the numbers previously reported in last year’s “Pay versus Performance Table” to correct an administrative error.
(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for the following executives by year:
2025: Bruce Schuman, Sherrell E. Smith, Christopher E. Kevane, Todd A. Hitchcock, Christine C. Kline and Troy R. Anderson
2024 and 2023: Troy R. Anderson, Sherrell E. Smith, Christopher E. Kevane, and Todd A. Hitchcock
2022: Troy R. Anderson, Sherrell E. Smith, Christopher E. Kevane, and Bartley H. Fesperman
2021: Troy R. Anderson, Sherrell E. Smith, Lori B. Smith, and Todd A. Hitchcock

Peer Group Issuers, Footnote
(3)
The peer group selected by the Company for purposes of the TSR benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The peer group consists of Adtalem Global Education, Inc.; American Public Education, Inc.; Legacy Education, Inc.; Lincoln Education Services Corporation; Perdoceo Education Corporation; and Strategic Education, Inc. Legacy Education, Inc. was added to the peer group for fiscal year 2025 and went public on September 26, 2024. Excluding Legacy Education, the prior peer group’s total shareholder return for the period ending September 30, 2024 and September 30, 2025 would also have been $171 and $283, respectively.

Changed Peer Group, Footnote
(3)
The peer group selected by the Company for purposes of the TSR benchmarking for the pay versus performance disclosures is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The peer group consists of Adtalem Global Education, Inc.; American Public Education, Inc.; Legacy Education, Inc.; Lincoln Education Services Corporation; Perdoceo Education Corporation; and Strategic Education, Inc. Legacy Education, Inc. was added to the peer group for fiscal year 2025 and went public on September 26, 2024. Excluding Legacy Education, the prior peer group’s total shareholder return for the period ending September 30, 2024 and September 30, 2025 would also have been $171 and $283, respectively.

PEO Total Compensation Amount	$ 5,149,264	$ 3,491,248	$ 2,971,390	$ 1,886,283	$ 2,215,714
PEO Actually Paid Compensation Amount	$ 15,229,672	8,600,698	3,924,838	1,961,507	2,173,748
Adjustment To PEO Compensation, Footnote
(1)	2025 Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP, calculated in accordance with Item 402(v) of Regulation S-K, include:

	2025		2024		2023		2022		2021
	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average	CEO	Non-CEO NEOS (Average)
Summary Compensation Table Total	$5,149,264	$1,246,860	$3,491,248	$1,164,732	$2,971,390	$1,166,169	$1,886,283	$923,812	$2,215,714	$871,976
(Minus): Grant date values reported in the Summary Compensation Table	$(3,506,070)	$(603,128)	$(2,085,201)	$(507,214)	$(1,500,000)	$(400,000)	$(955,000)	$(298,250)	$(1,191,989)	$(254,296)
Plus: Year-end fair value of unvested awards granted during the year	$4,380,905	$754,580	$2,853,988	$694,217	$2,045,524	$699,145	$1,208,083	$362,738	$1,295,473	$276,531
Plus (Minus): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$7,573,737	$424,935	$3,648,001	$1,401,934	$230,191	$64,260	$(241,915)	$(56,408)	$(263,982)	$(58,941)
Plus (Minus): Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested during the year	$1,631,836	$(18,173)	$692,663	$174,363	$177,732	$47,538	$64,056	$15,117	$118,532	$23,173
Total Adjustments for Equity Awards	$10,080,408	$558,214	$5,109,450	$1,763,300	$953,448	$410,943	$75,224	$23,197	$(41,966)	$(13,532)
Compensation Actually Paid (as calculated)	$15,229,672	$1,805,074	$8,600,698	$2,928,031	$3,924,838	$1,577,113	$1,961,507	$947,008	$2,173,748	$858,443

Amounts reported in this column represent the “compensation actually paid” to Mr. Grant and the non-CEO NEOs based on the total compensation reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. The numbers in 2024 and 2023 have been revised from the numbers previously reported in last year’s “Pay versus Performance Table” to correct an administrative error.

Non-PEO NEO Average Total Compensation Amount	$ 1,246,860	1,164,732	1,166,169	923,812	871,976
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,805,074	2,928,031	1,577,113	947,008	858,443
Adjustment to Non-PEO NEO Compensation Footnote
(1)	2025 Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP, calculated in accordance with Item 402(v) of Regulation S-K, include:

	2025		2024		2023		2022		2021
	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average	CEO	Non-CEO NEOS (Average)
Summary Compensation Table Total	$5,149,264	$1,246,860	$3,491,248	$1,164,732	$2,971,390	$1,166,169	$1,886,283	$923,812	$2,215,714	$871,976
(Minus): Grant date values reported in the Summary Compensation Table	$(3,506,070)	$(603,128)	$(2,085,201)	$(507,214)	$(1,500,000)	$(400,000)	$(955,000)	$(298,250)	$(1,191,989)	$(254,296)
Plus: Year-end fair value of unvested awards granted during the year	$4,380,905	$754,580	$2,853,988	$694,217	$2,045,524	$699,145	$1,208,083	$362,738	$1,295,473	$276,531
Plus (Minus): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$7,573,737	$424,935	$3,648,001	$1,401,934	$230,191	$64,260	$(241,915)	$(56,408)	$(263,982)	$(58,941)
Plus (Minus): Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested during the year	$1,631,836	$(18,173)	$692,663	$174,363	$177,732	$47,538	$64,056	$15,117	$118,532	$23,173
Total Adjustments for Equity Awards	$10,080,408	$558,214	$5,109,450	$1,763,300	$953,448	$410,943	$75,224	$23,197	$(41,966)	$(13,532)
Compensation Actually Paid (as calculated)	$15,229,672	$1,805,074	$8,600,698	$2,928,031	$3,924,838	$1,577,113	$1,961,507	$947,008	$2,173,748	$858,443

Amounts reported in this column represent the “compensation actually paid” to Mr. Grant and the non-CEO NEOs based on the total compensation reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. The numbers in 2024 and 2023 have been revised from the numbers previously reported in last year’s “Pay versus Performance Table” to correct an administrative error.

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2025 to our performance were:
•	Adjusted EBITDA;
•	Stock Price; and
•	Revenue.

Total Shareholder Return Amount	$ 641	320	165	107	133
Peer Group Total Shareholder Return Amount	283	171	115	90	102
Net Income (Loss)	$ 63,000,000	$ 42,000,000	$ 12,300,000	$ 25,800,000	$ 14,600,000
Company Selected Measure Amount	126,500,000	102,900,000	64,200,000	60,200,000	34,200,000
PEO Name	Mr. Grant	Mr. Grant	Mr. Grant	Mr. Grant	Mr. Grant
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,080,408	$ 5,109,450	$ 953,448	$ 75,224	$ (41,966)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,506,070)	(2,085,201)	(1,500,000)	(955,000)	(1,191,989)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,380,905	2,853,988	2,045,524	1,208,083	1,295,473
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,573,737	3,648,001	230,191	(241,915)	(263,982)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,631,836	692,663	177,732	64,056	118,532
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	558,214	1,763,300	410,943	23,197	(13,532)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(603,128)	(507,214)	(400,000)	(298,250)	(254,296)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	754,580	694,217	699,145	362,738	276,531
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	424,935	1,401,934	64,260	(56,408)	(58,941)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,173)	$ 174,363	$ 47,538	$ 15,117	$ 23,173